Note 25 - Loans and Borrowings - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Minimum lease payments	$ 2,799	$ 3,091	$ 1,062
Present value of minimum lease payments	2,305	2,464	995
Future finance charges	(494)	(627)	(67)
Total lease obligations	2,305	2,464	995
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	576	546	683
Present value of minimum lease payments	462	444	669
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	2,223	2,545	379
Present value of minimum lease payments	$ 1,843	$ 2,020	$ 326